Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jul. 15, 2026	May 31, 2026	Feb. 28, 2026	Feb. 28, 2025
Accumulated depreciation, revenue earning devices		$ 3,781,667	$ 3,257,668	$ 2,292,172
Accumulated depreciation, fixed assets		562,268	540,426	491,186
Discount of current portion of loans payable		$ 871,697	635,774	0
Discount of loans payable			$ 0	$ 360,163
Preferred stock, shares authorized		15,534,000	15,534,000	15,534,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common stock, par value		$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized		27,500,000,000	27,500,000,000	27,500,000,000
Common stock, shares issued		388,482,589	267,872,804	144,124,538
Common stock, shares outstanding		388,482,589	267,872,804	144,124,538
Subsequent Event [Member]
Common stock, shares authorized	12,000,000,000
Series B Redeemable Preferred Stock [Member]
Temporary equity, par value		$ 0.001	$ 0.001	$ 0.001
Cumulative dividend payable, percentage		8.00%	8.00%	8.00%
Cumulative dividend payable, stated value		$ 1,200	$ 1,200	$ 1,200
Temporary equity, shares authorized		5,000	5,000	5,000
Temporary equity, shares issued		0	0	0
Temporary equity, shares outstanding		0	0	0
Series C Redeemable Preferred Stock [Member]
Temporary equity, par value		$ 0.001	$ 0.001	$ 0.001
Cumulative dividend payable, percentage		12.00%	12.00%	12.00%
Cumulative dividend payable, stated value		$ 1,200	$ 1,200	$ 1,200
Temporary equity, shares authorized		1,000	1,000	1,000
Temporary equity, shares issued		354	417	306
Temporary equity, shares outstanding		354	417	306
Redeemable preferred stock, percentage		109.50%	109.50%	109.50%
Series G Preferred Stock [Member]
Preferred stock, shares authorized		100,000	100,000	100,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Series E Preferred Stock [Member]
Preferred stock, shares authorized		4,350,000	4,350,000	4,350,000
Preferred stock, shares issued		3,350,000	3,350,000	3,350,000
Preferred stock, shares outstanding		3,350,000	3,350,000	3,350,000
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Series F Preferred Stock [Member]
Preferred stock, shares authorized		10,000	10,000	10,000
Preferred stock, shares issued		2,513	2,513	2,513
Preferred stock, shares outstanding		2,513	2,513	2,513
Preferred stock, par value		$ 1.00	$ 1.00	$ 1.00